DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD. (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cost of sales	$ 7,681,000	$ 15,832,000	$ 32,016,000
Operating expenses (income)	3,547,000	190,000	(270,000)
Net loss before income taxes	(1,618,000)	(8,890,000)	(2,968,000)	$ (8,890,000)	$ (2,968,000)
Income taxes	589,000	279,000	2,373,000
Net loss from discontinued operations and on disposal	0	(169,000)	(29,126,000)
Accretion of reclamation provision	(47,000)	(99,000)	(104,000)
Discontinued operations [member]
Statement [Line Items]
Revenue from mining operations	0	0	0
Cost of sales	0	0	0
Mine operating income (loss)	0	0	0
Operating expenses (income)	0	0	16
Gain on sale of assets	0	0	2
Other items	0	0	1
Loss on disposition	(28,890)	169	28,890
Net loss before income taxes	0	(169)	(29,126)
Income taxes	0	0	0
Net loss from discontinued operations and on disposal	0	(169)	(29,126)
Accretion of reclamation provision	$ 0	$ 0	$ 217